UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02201
Rivus Bond Fund

(Exact name of registrant as specified in charter)
113 King Street
Armonk, NY 10504

(Address of principal executive offices) (Zip code)
Clifford D. Corso
113 King Street
Armonk, NY 10504

(Name and address of agent for service)
Registrant’s telephone number, including area code: 914-273-4545
Date of fiscal year end: March 31
Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2007

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
LONG-TERM DEBT SECURITIES (98.18%)
AUTOMOTIVE (6.67%)
DaimlerChrysler Co. LLC, Unsec. Debs., 12.375%, 05/01/20	Baa1/BBB	1,000,000	$1,631,504
Ford Holdings, LLC, Gtd., 9.30%, 03/01/30	Caa1/CCC+	1,000,000	910,000
Ford Motor Co., Debs., 8.90%, 01/15/32	Caa1/CCC+	1,060,000	922,200
Ford Motor Credit Co., Debs., 7.00%, 10/01/13	B1/B	1,000,000	926,496
Ford Motor Credit Co., Sr. Unsec. Notes, 8.00%, 12/15/16	B1/B	1,000,000	957,848
General Motors Acceptance Corp., Notes, 7.25%, 03/02/11	Ba1/BB+	1,000,000	996,721
Meritor Automotive Inc., Notes, 6.80%, 02/15/09	B1/B+	87,000	85,260

			6,430,029

CHEMICALS (0.76%)
Lyondell Chemical Co., Sr. Unsec. Notes, 8.25%, 09/15/16	B1/B+	250,000	261,250
Nova Chemicals Co., Sr. Notes, 6.50%, 01/15/12	Ba3/B+	500,000	467,500

			728,750

COMMERCIAL SERVICES (0.26%)
Avis Budget Car Rental LLC, Sr. Unsec. Notes, 7.86%, 05/15/14(b)	Ba3/BB-	250,000	253,750

DIVERSIFIED FINANCIAL SERVICES (16.72%)
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17	Aa2/AA-	1,000,000	958,664
Capital One Financial Corp., Notes, 7.125%, 08/01/08	A3/BBB+	1,000,000	1,015,782
Credit Suisse FB USA, Inc., Notes, 4.875%, 08/15/10	Aa1/AA-	500,000	492,437
General Electric Capital Corp., Notes, 6.125%, 02/22/11	Aaa/AAA	1,000,000	1,019,294
General Electric Capital Corp., Unsec. Notes, 6.00%, 06/15/12	Aaa/AAA	1,725,000	1,755,765
HSBC America Capital Trust II, Co. Gtd., 8.38%, 05/15/27, 144A	NA/A	2,500,000	2,610,017
HSBC Finance Corp., Notes, 6.75%, 05/15/11	Aa3/AA-	1,500,000	1,557,040
ICICI Bank Ltd., Notes, 5.75%, 01/12/12, 144A	Baa2/BBB-	1,000,000	982,096
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12	Aaa/AA+	500,000	517,982
Residential Capital Corp., Gtd., 6.375%, 06/30/10	Baa3/BBB-	1,000,000	987,092
Residential Capital LLC, Co. Gty., 6.125%, 11/21/08	Baa3/BBB-	500,000	495,437
Sanwa Bank Ltd., Sub. Notes, 7.40%, 06/15/11	Aa3/A	500,000	533,085
Takefuji Corp., Sr. Notes, 9.20%, 04/15/11, 144A	Baa1/BBB	1,000,000	1,110,140
UBS PFD Funding Trust I, Co. Gtd., 8.622%, 12/31/49(b)	Aa2/AA-	1,000,000	1,086,087
Wachovia Capital Trust III, Gtd., 5.80%, 08/29/49(b)	A2/A	1,000,000	995,642

			16,116,560

ENERGY (7.48%)
Anadarko Petroleum Corp., Sr. Notes, 5.95%, 09/15/16	Baa3/BBB-	700,000	683,496
Apache Corp., Notes, 7.70%, 03/15/26	A3/A-	500,000	570,211
Chesapeake Energy Corp., Sr. Notes, 7.50%, 09/15/13	Ba2/BB	500,000	508,750
Pemex Project Funding Master Trust, Co. Gty., 6.125%, 08/15/08	Baa1/BBB	1,000,000	1,006,000
Petrobras International Finance Co., Sr. Unsub. Notes, 6.125%, 10/06/16	Baa2/BBB-	750,000	735,000
Transocean, Inc., Notes, 7.50%, 04/15/31	Baa1/A-	500,000	552,905
Western Atlas, Inc., Debs., 8.55%, 06/15/24	A2/A	2,539,000	3,149,987

			7,206,349

GAMING, LODGING & LEISURE (4.21%)
Caesars Entertainment Inc., Sr. Notes, 7.50%, 09/01/09	Baa3/BB	1,000,000	1,022,500
MGM Mirage, Inc., Co. Gty., 6.00%, 10/01/09	Ba2/BB	1,000,000	991,250
Royal Caribbean Cruises Ltd., Sr. Notes, 6.75%, 03/15/08	Ba1/BBB-	1,000,000	1,005,991

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
Starwood Hotels & Resorts Worldwide, Inc., Gtd., 7.875%, 05/01/12	Baa3/BBB-	1,000,000	$1,041,345

			4,061,086

HOME BUILDERS (0.99%)
Centex Corp., Notes, 5.45%, 08/15/12	Baa2/BBB	1,000,000	954,150

INDUSTRIAL (0.75%)
Belden CDT, Inc., Sr. Sub. Notes, 7.00%, 03/15/17, 144A	Ba2/BB-	250,000	246,250
L-3 Communications Corp., Co. Gty., 6.125%, 07/15/13	Ba3/BB+	500,000	472,500

			718,750

INSURANCE (5.32%)
AIG Sunamerica Global Finance VI, Sr. Notes, 6.30%, 05/10/11, 144A	Aa2/AA+	1,000,000	1,024,171
Berkshire Hathaway Finance Corp., Notes, 5.10%, 07/15/14	Aaa/AAA	1,000,000	971,573
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11(c)	WR/NR	1,500,000	1,720,320
Sunamerica Inc., Debs., 8.125%, 04/28/23	Aa2/AA	750,000	897,577
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12	A3/A-	500,000	513,442

			5,127,083

MEDIA (12.82%)
Clear Channel Communication, Inc., Co. Gty., 8.00%, 11/01/08	Baa3/B+	1,000,000	1,025,695
Comcast Corp., Gtd., 7.05%, 03/15/33	Baa2/BBB+	2,000,000	2,064,264
Dex Media West LLC, Sr. Notes, 8.50%, 08/15/10	B1/B	500,000	518,125
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22	WR/A-	2,000,000	2,438,062
News America Holdings, Inc., Gtd., 7.90%, 12/31/49	Baa2/BBB	1,400,000	1,525,136
Quebecor World Capital Corp., Gtd., 6.125%, 11/15/13	B2/B+	1,000,000	902,500
Time Warner, Inc., Debs., 9.15%, 02/01/23	Baa2/BBB+	3,000,000	3,627,114
Viacom, Inc., Sr. Debs., 7.875%, 07/30/30	Baa3/BBB	250,000	258,514

			12,359,410

MINING (1.58%)
Freeport-McMoran C&G, Sr. Unsec. Notes, 8.375%, 04/01/17	Ba3/BB	500,000	533,750
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17	Baa3/BBB	1,000,000	991,820

			1,525,570

PAPER (2.53%)
Abitibi-Consolidated, Inc., Debs., 8.85%, 08/01/30	B3/B	500,000	420,000
Smurfit Capital Funding PLC, Debs., 7.50%, 11/20/25	Ba2/BB	2,000,000	2,015,000

			2,435,000

PHARMACEUTICALS (0.55%)
Monsanto Co. (Pharmacia Corp.), Debs., 6.50%, 12/01/18	Aa1/AAA	500,000	529,730

REAL ESTATE INVESTMENT TRUST (REIT) (5.50%)
Chelsea Property Group, Inc., Notes, 7.25%, 10/21/07	A3/A-	1,000,000	1,004,133
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13	Baa1/BBB+	750,000	728,701
Host Marriott LP, Sr. Notes, 7.00%, 08/15/12	Ba1/BB	500,000	500,625
iStar Financial, Inc., Sr. Notes, 6.00%, 12/15/10	Baa2/BBB	1,000,000	1,004,222
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18	Baa2/BBB	1,000,000	1,076,588
Nationwide Health Properties, Inc., Notes, 6.00%, 05/20/15	Baa3/BBB-	500,000	489,205
Prologis, Sr. Notes, 5.50%, 04/01/12	Baa1/BBB+	500,000	495,822

			5,299,296

RETAIL & RESTAURANT (2.14%)
Autonation, Inc., Co. Gty., 7.00%, 04/15/14	Ba2/BB+	500,000	493,750
Darden Restaurants, Inc., Debs., 7.125%, 02/01/16	Baa1/BBB+	500,000	515,952

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
JC Penney Co., Inc., Sr. Unsec. Notes, 8.00%, 03/01/10	Baa3/BBB-	1,000,000	$1,055,911

			2,065,613

TECHNOLOGY (0.52%)
Avnet, Inc., Sr. Notes, 6.625%, 09/15/16	Ba1/BBB-	500,000	506,627

TELECOMMUNICATIONS (10.18%)
Citizens Communications Co., Sr. Notes, 6.25%, 01/15/13	Ba2/BB+	500,000	479,375
Deutsche Telekom International Finance BV, Gtd., 8.25%, 06/15/30	A3/A-	2,000,000	2,397,130
France Telecom SA, Notes, 7.75%, 03/01/11(d)	A3/A-	750,000	801,281
GTE Corp., Debs., 6.94%, 04/15/28	Baa1/A	2,000,000	2,057,006
SBC Communications, Inc., Notes, 5.875%, 08/15/12	A2/A	500,000	503,797
Sprint Capital Corp., Co. Gty., 6.90%, 05/01/19	Baa3/BBB	1,750,000	1,732,388
Verizon Global Funding Corp., Notes, 7.75%, 12/01/30	A3/A	1,646,000	1,843,788

			9,814,765

TRANSPORTATION (3.87%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/49(b)	Baa3/BBB-	250,000	228,362
Burlington North Santa Fe., Unsec. Notes, 5.65%, 05/01/17	Baa1/BBB	1,000,000	974,157
Federal Express Corp., Notes, 9.65%, 06/15/12	Baa2/BBB	1,750,000	2,037,571
Ryder Systems, Inc., Notes, 5.85%, 03/01/14	Baa1/BBB+	500,000	491,843

			3,731,933

UTILITIES (6.42%)
Dominion Resources, Inc., Sr. Notes, 6.75%, 12/15/32	Baa2/BBB	1,000,000	1,074,867
DPL, Inc., Sr. Notes, 8.00%, 03/31/09(e)	NR/NR	1,000,000	1,039,604
Hydro-Quebec, Gtd., Debs., 8.25%, 04/15/26	Aa2/A+	1,550,000	1,992,733
Midamerican Funding LLC, Sec. Sr. Bonds, 6.927%, 03/01/29	A3/BBB+	500,000	539,817
NSTAR, Notes, 8.00%, 02/15/10	A2/A	500,000	530,062
Ohio Power Co., Sr. Notes, 6.00%, 06/01/16	A3/BBB	500,000	500,478
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11	Aaa/AAA	500,000	512,567

			6,190,128

MORTGAGE-BACKED SECURITIES (7.95%)
FHLMC Pool # B11892, 4.50%, 01/01/19	Aaa/AAA	1,495,598	1,425,545
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AAA	1,022,283	1,017,949
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AAA	1,332,596	1,354,057
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AAA	2,312,238	2,238,674
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AAA	64,300	67,063
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AAA	27,864	29,161
Meristar Commercial Mortagage Trust, Series 1999-C1, Class C, 8.29%, 03/03/16, 144A	Aaa/AAA	500,000	531,640
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	Aaa/AAA	500,000	492,555
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A19, 6.00%, 07/25/37(c)	Aaa/NR	500,000	502,188

			7,658,832

ASSET-BACKED SECURITIES (0.96%)
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/38(d)	Aaa/AAA	922,312	920,157

TOTAL LONG-TERM DEBT SECURITIES (Cost of $92,432,859)			94,633,568

SCHEDULE OF INVESTMENTS (UNAUDITED) — continued

	Shares	Value
INVESTMENT COMPANIES (3.42%)

PNC Bank Money Market	3,301,312	$3,301,312

TOTAL INVESTMENTS (101.6%)
(Cost of $95,734,171)*		$97,934,880

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.6%)		(1,544,316)

NET ASSETS (100.0%)		$96,390,564

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2007 and may have changed subsequently.

(b)	Variable rate security. Rate disclosed is as of June 30, 2007.

(c)	Security was valued using fair value procedures as of June 30, 2007.

(d)	Multi-Step Coupon. Rate disclosed is as of June 30, 2007.

(e)	Security rated BBB+ by Fitch.

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2007, these securities amounted to 6.75% of net assets.

*	Aggregate cost for Federal income tax purpose is $95,734,171.

Gross unrealized appreciation	$3,889,048
Gross unrealized depreciation	(1,688,339)

Net unrealized depreciation	$2,200,709

Legend
Co. Gty — Company Guaranty
Ctfs. — Certificates
Debs. — Debentures
GNSF — Government National Mortgage Association (Single Family)
Gtd. — Guaranteed
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
NR — Not Rated
Sec. — Secured
Sr. — Senior
Sub. — Subordinated
Unsec. — Unsecured
WR — Withdrawn Rating
Security Valuation — In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Trustees. At June 30, 2007, Penn Central Corp. and Wells Fargo Mortgage Backed Securities Trust were valued using fair value procedures and represented 2.31% of net assets.
For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rivus Bond Fund

By (Signature and Title)*	/s/ Clifford D. Corso

Clifford D. Corso, President
(principal executive officer)

Date	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso

Clifford D. Corso, President
(principal executive officer )

Date	August 28, 2007

By (Signature and Title)*	/s/ Marc D. Morris

Marc D. Morris, Treasurer
(principal financial officer )

Date	August 28, 2007

*	Print the name and title of each signing officer under his or her signature.